GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Goodwill

        Results from our annual goodwill impairment test in the fourth quarter of 2016 indicated that no impairment occurred in 2016. The fair value of these assets was primarily based on Level 3 inputs.

        Changes in the net carrying amount of goodwill for 2016 and 2015 by reportable segment were as follows:

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total

Goodwill as of January 3, 2015	$306.6	$415.0	$–	$721.6
Acquisition adjustments	–	(.4)	–	(.4)
Translation adjustments	(28.7)	(6.3)	–	(35.0)

Goodwill as of January 2, 2016	277.9	408.3	–	686.2
Acquired during the current period (1)	107.8	–	14.3	122.1
Transfer (2)	–	(53.1)	53.1	–
Translation adjustments	(12.4)	(1.3)	(1.0)	(14.7)

Goodwill as of December 31, 2016	$373.3	$353.9	$66.4	$793.6

(1)	Goodwill acquired during the current period primarily related to the Mactac acquisition.
(2)

In connection with our operating structure changes in 2016, we allocated goodwill associated with our fastener solutions reporting unit from Retail Branding and Information Solutions ("RBIS") to Industrial and Healthcare Materials ("IHM") based on the relative fair values of our fastener solutions and RBIS reporting units. Prior to 2016, no reporting units within IHM had allocated goodwill. Refer to Note 1, "Summary of Significant Accounting Policies," for more information.

        The carrying amounts of goodwill at December 31, 2016 and January 2, 2016 were net of accumulated impairment losses of $820 million, which were included in our RBIS reportable segment.

        In connection with the Mactac acquisition, we recognized goodwill based on our expectation of synergies and other benefits of combining our businesses. These synergies and benefits include the use of our existing commercial infrastructure to expand sales of products of the acquired business in a cost-efficient manner. The amount of goodwill recognized is not expected to be deductible for income tax purposes.

Indefinite-Lived Intangible Assets

        Results from our annual indefinite-lived intangible assets impairment test in the fourth quarter of 2016 indicated that no impairment occurred in 2016.

        The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $20.3 million and $7.8 million at December 31, 2016 and January 2, 2016, respectively. In connection with the Mactac acquisition in 2016, we acquired approximately $13 million of indefinite-lived intangible assets, which consist of trade names. These intangible assets were not subject to amortization as they were classified as indefinite-lived assets.

Finite-Lived Intangible Assets

        In connection with the Mactac acquisition in 2016, we acquired approximately $29 million of identifiable intangible assets, which consist of customer relationships and patents and other acquired technology. The table below summarizes the amounts and weighted useful lives of these intangible assets:

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$26.1	15
Patents and other acquired technology	2.5	4

        The following table sets forth our finite-lived intangible assets resulting from business acquisitions at December 31, 2016 and January 2, 2016, which continue to be amortized:

	2016			2015
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships (1)	$247.1	$209.4	$37.7	$224.3	$193.9	$30.4
Patents and other acquired technology (1)	52.0	46.7	5.3	49.0	45.3	3.7
Trade names and trademarks	21.4	18.2	3.2	22.0	18.7	3.3
Other intangibles	11.7	11.5	.2	11.8	11.2	.6

Total	$332.2	$285.8	$46.4	$307.1	$269.1	$38.0

(1)	Includes respective finite-lived intangible assets acquired from the Mactac acquisition.

        Amortization expense from continuing operations for finite-lived intangible assets resulting from business acquisitions was $19.9 million for 2016, $20.5 million for 2015, and $24.4 million for 2014.

        The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2017	$12.2
2018	4.9
2019	4.0
2020	3.3
2021	3.0